Summary of Significant Accounting Policies - Summarize Impacts of Adopting Topic 606 on Consolidated Statement of Income (Detail) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition [Line Items]
Net revenues		$ 688,912
Cost of revenue		444,324					$ 383,337					$ 1,683,704	$ 1,554,707	$ 1,493,547
Gross profit		244,588		$ 278,530	$ 279,633	$ 255,404	239,658	$ 276,075	$ 256,351	$ 246,768	$ 236,855	1,053,225	1,016,049	967,497
Operating expenses:
Selling, general and administrative expenses		171,109	[1]				160,858					689,847	653,029	608,114
Amortization of acquired intangible assets		9,936					7,242					36,412	27,183	28,513
Other operating (income) expense, net		(218)					(7,538)					(1,661)	(4,940)	(3,322)
Income from operations		63,761		72,049	97,451	80,031	79,096	98,092	87,124	79,940	75,622	328,627	340,777	334,192
Foreign exchange gains (losses), net		4,798					(4,913)					1,996	2,630	5,269
Interest income (expense), net		(8,100)					(5,493)					(31,735)	(16,184)	(31,267)
Other income (expense), net		15,550					553					26,238	10,120	4,360
Income before equity-method investment activity, net and income tax expense		76,009		81,559	89,742	84,582	69,243	95,502	87,360	81,818	72,664	325,126	337,343	312,554
Equity-method investment activity, net							(4,558)					(4,543)	(7,698)	(10,800)
Income before income tax expense		76,009					64,685					320,583	329,645	301,754
Income tax expense		12,075					12,245					59,742	62,098	61,937
Net income		63,934	[2]	66,138	73,161	69,102	52,440	76,066	68,188	64,788	58,505	260,841	267,547	239,817
Net loss attributable to redeemable non-controlling interest		761		944	584	(156)	898	232	734	882	289	2,270	2,137
Net income attributable to Genpact Limited shareholders		64,695	[2]	$ 67,082	$ 73,745	$ 68,946	$ 53,338	$ 76,298	$ 68,922	$ 65,670	$ 58,794	$ 263,111	$ 269,684	$ 239,817
ASU 2014-09 | Adjustments
Operating expenses:
Selling, general and administrative expenses	[1]	44
Income from operations		(44)
Income before equity-method investment activity, net and income tax expense		(44)
Income before income tax expense		(44)
Net income	[2]	(44)
Net income attributable to Genpact Limited shareholders	[2]	(44)
ASU 2014-09 | Balances without adoption of Topic 606
Revenue Recognition [Line Items]
Net revenues		688,912
Cost of revenue		444,324
Gross profit		244,588
Operating expenses:
Selling, general and administrative expenses	[1]	171,153
Amortization of acquired intangible assets		9,936
Other operating (income) expense, net		(218)
Income from operations		63,717
Foreign exchange gains (losses), net		4,798
Interest income (expense), net		(8,100)
Other income (expense), net		15,550
Income before equity-method investment activity, net and income tax expense		75,965
Income before income tax expense		75,965
Income tax expense		12,075
Net income	[2]	63,890
Net loss attributable to redeemable non-controlling interest		761
Net income attributable to Genpact Limited shareholders	[2]	$ 64,651

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon the adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in a net adjustment of $44.
[2]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.